Provisions for tax, labor and civil risks	12 Months Ended
Dec. 31, 2024
Provisions for tax, labor and civil risks
Provisions for tax, labor and civil risks

19. Provisions for tax, labor and civil risks

19.1. Provisions for probable losses

The Company, in the ordinary course of its business, is subject to tax, civil and labor lawsuits. Management, supported by its legal advisors' opinion, assesses the probability of the outcome of the lawsuits in progress and the need to record a provision for risks that are considered sufficient to cover the probable losses.

The table below presents the position of provisions for disputes, probable losses and judicial deposits which refer to lawsuits in progress and social security risk.

	2024	2023
Provisions
Service tax (ISSQN) Lawsuit – Company Zenvia (a)	-	39,855
Labor provisions and other provisions	1,797	2,352
Total provisions	1,797	42,207
Judicial deposits
Service tax (ISSQN) judicial deposits – Lawsuit Company Zenvia (a)	(511)	(39,895)
Labor appeals judicial and other deposits	(482)	(591)
Total judicial deposits	(993)	(40,486)
Total	804	1,721

Service tax (ISSQN) Lawsuit – Company Zenvia

(a)	The amount of the liability related to the provision and judicial deposits for tax risk refers to the lawsuit filed by the City of Porto Alegre about the service tax (ISSQN) against Zenvia Brazil itself. On September 27, 2024 a conciliation mediation process related to the legal action regarding the Service Tax (ISSQN) was concluded. Under the terms of the agreement, the Municipality of Porto Alegre collected 50.29% of the balance from the judicial deposit, while the Company collected the remaining balance of 49.71%. The amount recovered by the Company had been previously recognized as a provision for tax contingencies and was reversed through profit or loss as a reduction of taxes on revenue.

19.2. Contingencies with possible losses

The Company is involved in contingencies for which losses are possible, in accordance with the assessment prepared by Management with support from legal advisors. On December 31, 2024, the total amount of contingencies classified as possible was R$46,534 (R$75,655 as of December 31, 2023). The most relevant cases are set below:

Taxes: The Company is involved in disputes related to administrative claims in the amount of R$44,185 (R$40,640 as of December 31, 2023) related to a fine imposed by the Brazilian federal tax authority for failure to pay income taxes on capital gain from the acquisition of Kanon Serviços em Tecnologia da Informação Ltda. By Zenvia Mobile from Spring Mobile Solutions Inc. in previous years.

Labor: the labor contingencies assessed as possible losses totaled R$259 as of December 31, 2024 (R$2,551 as of December 31, 2023). Labor-related actions essentially consist of issues related to commission differences, variable compensation and salary parity.

Civil: the civil contingencies assessed as possible losses totaled R$2,090 as of December 31, 2024 (R$961 as of December 31, 2023).

Changes in provisions are as follows:

Provision
Balance at January 1, 2023	39,750
Additions	5,731
Reversals	(1,689)
Payments	(1,585)
Balance at December 31, 2023	42,207
Additions	3,473
Reversals	(22,293)
Payments	(21,590)
Balance at December 31, 2024	1,797

Changes in judicial deposits are as follows:

Deposits
Balance at January 1, 2023	37,781
Additions	2,705
Balance at December 31, 2023	40,486
Additions	2,454
Reversals	(21,252)
Payments	(20,695)
Balance at December 31, 2024	993